Vessels, net	6 Months Ended
Jun. 30, 2025
Vessels, net.
Vessels, net

4. Vessels, net:

The amounts in the condensed consolidated balance sheets are analyzed as follows:

	Vessel	Accumulated	Net Book
	Cost	Depreciation	Value
Balance December 31, 2024	$1,175,834	$(410,622)	$765,212
Depreciation	—	(15,900)	(15,900)
Balance June 30, 2025	$1,175,834	$(426,522)	$749,312